FEDERATED CALIFORNIA MUNICIPAL INCOME FUND
A Portfolio of Federated Municipal Securities Income Trust

Class A Shares
Class B Shares

Supplement to Prospectus dated October 31, 2007

1.           Please delete the section entitled “What are the Fund’s Fees and Expenses?” in its entirety and replace with the following:

WHAT ARE THE FUND’S FEES AND EXPENSES?

FEDERATED CALIFORNIA MUNICIPAL INCOME FUND

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Class A Shares or Class B Shares of the Fund.

Shareholder Fees	Class A	Class B
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	5.50%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None
Exchange Fee	None	None

Annual Fund Operating Expenses (Before Anticipated Waivers, Reimbursement and Reduction)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.40%	0.40%
Distribution (12b-1) Fee	0.05%[3]	0.75%
Other Expenses[4]	0.76%	0.76%
Total Annual Fund Operating Expenses[5]	1.21%	1.91%[6]
1The percentages shown have been restated and are based on expenses for the entire fiscal year ending August 31, 2008. However, the rate which expenses are accrued during the fiscal year may not be constant, and at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the Adviser, distributor and administrator expect to waive and/or reimburse certain amounts. Additionally, the shareholder services provider expects not to charge certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending August 31, 2008.

Total Anticipated Waivers, Reimbursement and Reduction of Fund Expenses	0.66%	0.60%
Total Anticipated Actual Annual Fund Operating Expenses (after anticipated waivers, reimbursement and reduction)[7]	0.55%	1.31%
2The Adviser expects to voluntarily waive the management fee. The Adviser can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.00% for the fiscal year ending August 31, 2008. The management fee paid by the Fund (after the voluntary waiver) was 0.00% for the fiscal year ended August 31, 2007.

3   The Board of Trustees approved an amendment to the distribution (12b-1) plan reducing the distribution (12b-1) fee for the Fund’s Class A Shares from 0.25% to 0.05% effective April 30, 2008.  The fee table represents the fees that would have been in place had this change occurred on September 1, 2007, the first day of the fiscal year ending August 31, 2008.  The distributor expects to voluntarily waive the distribution (12b-1) fee for Class A Shares. The distributor can terminate this anticipated voluntary waiver at any time. The distribution (12b-1) fee paid by the Fund’s Class A Shares (after the anticipated voluntary waiver) is expected to be 0.00% for the fiscal year ending August 31, 2008.  The distribution (12b-1) fee paid by the Fund’s Class A Shares (after the voluntary waiver) was 0.00% for the fiscal year ended August 31, 2007.
4    Includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Also includes a recordkeeping fee which is used to compensate intermediaries for record keeping services. Please see “Payments to Financial Intermediaries” herein. The administrator expects to voluntarily waive a portion of its fee and the Adviser expects to voluntarily reimburse certain operating expenses of the Fund. The administrator and Adviser can terminate this anticipated voluntary waiver and reimbursement at any time. In addition, the shareholder services provider expects not to charge, and therefore the Fund’s Class A Shares will not accrue, a portion of its fees. This anticipated reduction can be terminated at any time.  Total other expenses paid by the Fund’s Class A Shares and Class B Shares (after the antcipated voluntary waiver, reimbursement and reduction) are expected to be 0.55% and 0.56%, respectively, for the fiscal year ending August 31, 2008.  Total other expenses paid by the Fund’s Class A Shares and Class B Shares (after the voluntary waiver, reimbursement and reduction) were 0.58% and 0.59%, respectively, for the fiscal year ended August 31, 2007.
5   The Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses paid by the Fund’s Class A Shares and Class B Shares (after voluntary waivers and reimbursements) will not exceed 0.55% and 1.32%, respectively, for the fiscal year ending August 31, 2008. Although these actions are voluntary, the Adviser and its affiliates have agreed not to terminate these waivers and/or reimbursements until after October 31, 2008.
6   After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. Class A Shares pay lower operating expenses than Class B Shares.
7   Total Actual Fund Operating Expenses paid by the Fund’s Class A Shares and Class B Shares (after the voluntary waivers, reimbursement and reduction) were 0.58% and 1.34%, respectively, for the fiscal year ended August 31, 2007.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund’s Class A Shares and Class B Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A Shares and Class B Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund’s Class A Shares and Class B Shares operating expenses are before antcipated waivers, reimbursement and reduction as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Class A
Expenses assuming redemption	$568	$817	$1,085	$1,850
Expenses assuming no redemption	$568	$817	$1,085	$1,850
Class B
Expenses assuming redemption	$744	$1,000	$1,232	$2,051
Expenses assuming no redemption	$194	$600	$1,032	$2,051

2.           Under the section entitled “Payments to Financial Intermediaries” please delete the subsection entitled “Rule 12b-1 Fees” in its entirety and replace with the following:

RULE 12b-1 FEES
The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees of up to 0.05% (Class A Shares) and 0.75% (Class B Shares) of average net assets to the Distributor for the sale, distribution, administration and customer servicing of the Fund’s Class A and Class B Shares. When the Distributor receives Rule 12b-1 Fees, it may pay some or all of them to financial intermediaries whose customers purchase Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

3.           Please delete the section entitled “Appendix A: Hypothetical Investment and Expense Information” in its entirety and replace with the following:

FEDERATED CALIFORNIA MUNICIPAL INCOME FUND - CLASS A SHARES

ANNUAL EXPENSE RATIO: 1.21%

MAXIMUM FRONT-END SALES CHARGE: 4.50%
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$477.50	$10,027.50	$567.74	$9,911.95
2	$9,911.95	$495.60	$10,407.55	$122.21	$10,287.61
3	$10,287.61	$514.38	$10,801.99	$126.84	$10,677.51
4	$10,677.51	$533.88	$11,211.39	$131.65	$11,082.19
5	$11,082.19	$554.11	$11,636.30	$136.64	$11,502.21
6	$11,502.21	$575.11	$12,077.32	$141.81	$11,938.14
7	$11,938.14	$596.91	$12,535.05	$147.19	$12,390.60
8	$12,390.60	$619.53	$13,010.13	$152.77	$12,860.20
9	$12,860.20	$643.01	$13,503.21	$158.56	$13,347.60
10	$13,347.60	$667.38	$14,014.98	$164.57	$13,853.47
Cumulative		$5,677.41		$1,849.98

FEDERATED CALIFORNIA MUNICIPAL INCOME FUND - CLASS B SHARES

ANNUAL EXPENSE RATIO: 1.91%
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$193.95	$10,309.00
2	$10,309.00	$515.45	$10,824.45	$199.94	$10,627.55
3	$10,627.55	$531.38	$11,158.93	$206.12	$10,955.94
4	$10,955.94	$547.80	$11,503.74	$212.49	$11,294.48
5	$11,294.48	$564.72	$11,859.20	$219.06	$11,643.48
6	$11,643.48	$582.17	$12,225.65	$225.83	$12,003.26
7	$12,003.26	$600.16	$12,603.42	$232.80	$12,374.16
8	$12,374.16	$618.71	$12,992.87	$240.00	$12,756.52
Converts from Class B to Class A				Annual Expense Ratio: 1.21%
9	$12,756.52	$637.83	$13,394.35	$157.28	$13,239.99
10	$13,239.99	$662.00	$13,901.99	$163.24	$13,741.79
Cumulative		$5,760.22		$2,050.71

April 25, 2008

Cusip 313923104
Cusip 313923203
38335 (4/08)

FEDERATED NORTH CAROLINA MUNICIPAL INCOME FUND
A Portfolio of Federated Municipal Securities Income Trust

Class A Shares

Supplement to Prospectus dated October 31, 2007

1.           Please delete the section entitled “What are the Fund’s Fees and Expenses?” in its entirety and replace with the following:

What are the Fund’s Fees and Expenses?

FEDERATED NORTH CAROLINA MUNICIPAL INCOME FUND

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Class A Shares of the Fund.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	0.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Anticipated Waivers, Reimbursement and Reduction)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.40%
Distribution (12b-1) Fee[3]	0.05%
Other Expenses[4]	0.88%
Total Annual Fund Operating Expenses[5]	1.33%
1The percentages shown have been restated and are based on expenses for the entire fiscal year ending August 31, 2008. However, the rate at which expenses are accrued during the fiscal year may not be constant, and at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the Adviser, distributor and administrator expect to waive and/or reimburse certain amounts. Additionally, the shareholder services provider expects not to charge certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending August 31, 2008.

Total Anticipated Waivers, Reimbursement and Reduction of Fund Expenses	0.54%
Total Anticipated Annual Fund Operating Expenses (after anticipated waivers, reimbursement and reduction)	0.79%
2The Adviser expects to voluntarily waive the management fee. The Adviser can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.00% for the fiscal year ending August 31, 2008. The management fee paid by the Fund (after the voluntary waiver) was 0.00% for the fiscal year ended August 31, 2007.

3   The Board of Trustees approved an amendment to the distribution (12b-1) plan reducing the distribution (12b-1) fee for the Fund’s Class A Shares from 0.25% to 0.05% effective April 30, 2008.  The fee table represents the fees that would have been in place had this change occurred on September 1, 2007, the first day of the fiscal year ending August 31, 2008.  The distributor expects to voluntarily waive the distribution (12b-1) fee for Class A Shares. The distributor can terminate this anticipated voluntary waiver at any time. The distribution (12b-1) fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.00% for the fiscal year ending August 31, 2008.  The distribution (12b-1) fee paid by the Fund (after the voluntary waiver) was 0.00% for the fiscal year ended August 31, 2007.
4    Includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Also includes a recordkeeping fee which is used to compensate intermediaries for record keeping services. Please see “Payments to Financial Intermediaries” herein. The administrator expects to voluntarily waive a portion of its fee and the Adviser expects to voluntarily reimburse certain operating expenses of the Fund. The administrator and Adviser can terminate this anticipated voluntary waiver and reimbursement at any time. In addition, the shareholder services provider expects not to charge, and therefore the Fund will not accrue, a portion of its fee. This anticipated reduction can be terminated at any time.  Total other expenses paid by the Fund (after the antcipated voluntary waiver, reimbursement and reduction) are expected to be 0.79% for the fiscal year ending August 31, 2008.  Total other expenses paid by the Fund (after the voluntary waiver, reimbursement and reduction) were 0.84% for the fiscal year ended August 31, 2007.  Included in these amounts was 0.05% of interest and trust expenses related to the Fund’s participation in certain secondary inverse floaters.  According to the Adviser, the Fund does not currently own secondary inverse floaters of the type the Adviser believes would require the Fund to incur and report trust and interest expenses related to the Fund’s participation in such secondary inverse floaters, and the Adviser currently does not intend for the Fund to acquire that type of secondary inverse floater structure (although the Fund is permitted to and may do so).
5   The Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses paid by the Fund’s Class A Shares (after voluntary waivers and reimbursements) will not exceed 0.79% for the fiscal year ending August 31, 2008. Although these actions are voluntary, the Adviser and its affiliates have agreed not to terminate these waivers and/or reimbursements until after October 31, 2008.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund’s Class A Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A Shares for the time periods indicated and then redeem all of your Shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s Class A Shares operating expenses are before anticipated waivers, reimbursement and reduction as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$579
3 Years	$852
5 Years	$1,146
10 Years	$1,979

2.           Under the section entitled “Payments to Financial Intermediaries” please delete the subsection entitled “Rule 12b-1 Fees” in its entirety and replace with the following:

RULE 12b-1 FEES
The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees of up to 0.05% of average net assets to the Distributor for the sale, distribution, administration and customer servicing of the Fund’s Class A Shares. When the Distributor receives Rule 12b-1 Fees, it may pay some or all of them to financial intermediaries whose customers purchase Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

3.           Please delete the section entitled “Appendix A: Hypothetical Investment and Expense Information” in its entirety and replace with the following:

FEDERATED NORTH CAROLINA MUNICIPAL INCOME FUND - CLASS A SHARES

ANNUAL EXPENSE RATIO: 1.33%

MAXIMUM FRONT-END SALES CHARGE: 4.50%
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$477.50	$10,027.50	$579.35	$9,900.49
2	$9,900.49	$495.02	$10,395.51	$134.09	$10,263.84
3	$10,263.84	$513.19	$10,777.03	$139.01	$10,640.52
4	$10,640.52	$532.03	$11,172.55	$144.12	$11,031.03
5	$11,031.03	$551.55	$11,582.58	$149.40	$11,435.87
6	$11,435.87	$571.79	$12,007.66	$154.89	$11,855.57
7	$11,855.57	$592.78	$12,448.35	$160.57	$12,290.67
8	$12,290.67	$614.53	$12,905.20	$166.47	$12,741.74
9	$12,741.74	$637.09	$13,378.83	$172.57	$13,209.36
10	$13,209.36	$660.47	$13,869.83	$178.91	$13,694.14
Cumulative		$5,645.95		$1,979.38

April 25, 2008

Cusip 313923500
38334 (4/08)

FEDERATED NEW YORK MUNICIPAL INCOME FUND
A Portfolio of Federated Municipal Securities Income Trust

Class A Shares
Class B Shares
Supplement to Prospectus dated October 31, 2007

1.           Please delete the section entitled “What are the Fund’s Fees and Expenses?” in its entirety and replace with the following:

WHAT ARE THE FUND’S FEES AND EXPENSES?

FEDERATED NEW YORK MUNICIPAL INCOME FUND

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Class A Shares and Class B Shares of the Fund.

Shareholder Fees	Class A	Class B
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	0.00%	5.50%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None
Exchange Fee	None	None

Annual Fund Operating Expenses (Before Anticipated Waivers, Reimbursement and Reduction)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.40%	0.40%
Distribution (12b-1) Fee	0.05%[3]	0.75%
Other Expenses[4]	1.04%	1.04%
Total Annual Fund Operating Expenses[5]	1.49%	2.19%[6]
1The percentages shown have been restated and are based on anticipated expenses for the entire fiscal year ending August 31, 2008. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the Adviser, distributor, shareholder services provider and administrator expect to waive, reimburse and/or not to charge certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending August 31, 2008.

Total Anticipated Waivers, Reimbursement and Reduction of Fund Expenses	0.73%	0.67%
Total Anticipated Annual Fund Operating Expenses (after anticipated waivers, reimbursement and reduction)[7]	0.76%	1.52%
2The Adviser expects to voluntarily waive the management fee.  The Adviser can terminate this anticipated voluntary waiver at any time.  The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.00% for the fiscal year ending August 31, 2008.  The management fee paid by the Fund (after the voluntary waiver) was 0.00% for the fiscal year ended August 31, 2007.

3   The Board of Trustees approved an amendment to the distribution (12b-1) plan reducing the distribution (12b-1) fee for the Fund’s Class A Shares from 0.25% to 0.05% effective April 30, 2008.  The fee table represents the fees that would have been in place had this change occurred on September 1, 2007, the first day of the fiscal year ending August 31, 2008.  The distributor expects to voluntarily waive the distribution (12b-1) fee for Class A Shares. The distributor can terminate this anticipated voluntary waiver at any time. The distribution (12b-1) fee paid by the Fund’s Class A Shares (after the anticipated voluntary waiver) is expected to be 0.00% for the fiscal year ending August 31, 2008. The distribution (12b-1) fee paid by the Fund’s Class A Shares (after the voluntary waiver) was 0.00% for the fiscal year ended August 31, 2007.

4   Includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services. Please see “Payments to Financial Intermediaries” herein. The administrator expects to voluntarily waive a portion of its fee and the Adviser expects to voluntarily reimburse other operating expenses of the Fund.  The administrator and Adviser can terminate this anticipated voluntary waiver and reimbursement at any time. In addition, the shareholder services provider expects not to charge, and therefore the Fund’s Class A Shares will not accrue, a portion of its fee. This anticipated reduction can be terminated at any time. Total other expenses paid by the Fund’s Class A Shares and Class B Shares (after the anticipated voluntary waivers, reimbursement and reduction) are expected to be 0.82% and 0.77%, respectively, for the fiscal year ending August 31, 2008.  Total other expenses paid by the Fund’s Class A Shares and Class B Shares (after the voluntary waiver, reimbursement and reduction) were 0.80% and 0.81%, respectively, for the fiscal year ended August 31, 2007. Included in these amounts was 0.04% of interest and trust expenses related to the Fund’s participation in certain secondary inverse floaters. According to the Adviser, the Fund does not currently own secondary inverse floaters of the type the Adviser believes would require the Fund to incur and report trust and interest expenses related to the Fund’s participation in such secondary inverse floaters, and the Adviser currently does not intend for the Fund to acquire that type of secondary inverse floater structure (although the Fund is permitted to and may do so).

5   The Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses paid by the Fund’s Class A Shares and Class B Shares (after voluntary waivers and reimbursements) will not exceed 0.76% and 1.52%, respectively, for the fiscal year ending August 31, 2008. Although these actions are voluntary, the Adviser and its affiliates have agreed not to terminate these waivers and/or reimbursements until after October 31, 2008.

6   After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month.  Class A Shares pay lower operating expenses than Class B Shares.

7   Total Actual Annual Fund Operating Expenses paid by the Fund’s Class A Shares and Class B Shares (after the voluntary waivers, reimbursement and reduction) were 0.80% and 1.56%, respectively, for the fiscal year ended August 31, 2007.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund’s Class A and Class B Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A and Class B Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund’s Class A and Class B Shares operating expenses are before anticipated waivers, reimbursement and reduction as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Class A Shares:
Expenses assuming redemption	$595	$900	$1,227	$2,149
Expenses assuming no redemption	$595	$900	$1,227	$2,149
Class B Shares:
Expenses assuming redemption	$772	$1,085	$1,375	$2,347
Expenses assuming no redemption	$222	$685	$1,175	$2,347

2.           Under the section entitled “Payments to Financial Intermediaries” please delete the subsection entitled “Rule 12b-1 Fees” in its entirety and replace with the following:

RULE 12b-1 FEES
The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees of up to 0.05% (Class A Shares) and 0.75% (Class B Shares) of average net assets to the Distributor for the sale, distribution, administration and customer servicing of the Fund’s Class A and Class B Shares. When the Distributor receives Rule 12b-1 Fees, it may pay some or all of them to financial intermediaries whose customers purchase Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

3.           Please delete the section entitled “Appendix A: Hypothetical Investment and Expense Information” in its entirety and replace with the following:

The following charts provide additional hypothetical information about the effect of the Fund‘s expenses, including investment advisory fees and other Fund costs, on the Fund’s assumed returns over a 10-year period. Each chart shows the estimated expenses that would be incurred in respect of a hypothetical investment of $10,000, assuming a 5% return each year, and no redemption of Shares. Each chart also assumes that the Fund’s annual expense ratio stays the same throughout the 10-year period (except for Class B Shares, which convert to Class A Shares after you have held them for eight years) and that all dividends and distributions are reinvested. The annual expense ratios used in each chart are the same as stated in the “Fees and Expenses” table of this prospectus (and thus may not reflect any  fee waiver or expense reimbursement currently in effect). The maximum amount of any sales charge that might be imposed on the purchase of Shares (and deducted from the hypothetical initial investment of $10,000; the “Front-End Sales Charge”) is reflected in the “Hypothetical Expenses” column. The hypothetical investment information does not reflect the effect of charges (if any) normally applicable to redemptions of Shares (e.g., deferred sales charges, redemption fees). Mutual fund returns, as well as fees and expenses, may fluctuate over time, and your actual investment returns and total expenses may be higher or lower than those shown below.

FEDERATED NEW YORK MUNICIPAL INCOME FUND: CLASS A SHARES

ANNUAL EXPENSE RATIO: 1.49%

MAXIMUM FRONT-END SALES CHARGE: 4.50%
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$477.50	$10,027.50	$594.79	$9,885.21
2	$9,885.21	$494.26	$10,379.47	$149.87	$10,232.18
3	$10,232.18	$511.61	$10,743.79	$155.14	$10,591.33
4	$10,591.33	$529.57	$11,120.90	$160.58	$10,963.09
5	$10,963.09	$548.15	$11,511.24	$166.22	$11,347.89
6	$11,347.89	$567.39	$11,915.28	$172.05	$11,746.20
7	$11,746.20	$587.31	$12,333.51	$178.09	$12,158.49
8	$12,158.49	$607.92	$12,766.41	$184.34	$12,585.25
9	$12,585.25	$629.26	$13,214.51	$190.81	$13,026.99
10	$13,026.99	$651.35	$13,678.34	$197.51	$13,484.24
Cumulative		$5,604.32		$2,149.40

FEDERATED NEW YORK MUNICIPAL INCOME FUND: CLASS B SHARES

ANNUAL EXPENSE RATIO: 2.19%
MAXIMUM FRONT-END SALES CHARGE: NONE
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$222.08	$10,281.00
2	$10,281.00	$514.05	$10,795.05	$228.32	$10,569.90
3	$10,569.90	$528.50	$11,098.40	$234.73	$10,866.91
4	$10,866.91	$543.35	$11,410.26	$241.33	$11,172.27
5	$11,172.27	$558.61	$11,730.88	$248.11	$11,486.21
6	$11,486.21	$574.31	$12,060.52	$255.08	$11,808.97
7	$11,808.97	$590.45	$12,399.42	$262.25	$12,140.80
8	$12,140.80	$607.04	$12,747.84	$269.62	$12,481.96
Converts from Class B to Class A				Annual Expense Ratio: 1.49%
9	$12,481.96	$624.10	$13,106.06	$189.25	$12,920.08
10	$12,920.08	$646.00	$13,566.08	$195.89	$13,373.57
Cumulative		$5,686.41		$2,346.66

April 25, 2008

Cusip 313923401
Cusip 313923880
38331 (4/08)

FEDERATED PENNSYLVANIA MUNICIPAL INCOME FUND
A Portfolio of Federated Municipal Securities Income Trust

Class A Shares
Class B Shares
Supplement to Prospectus dated October 31, 2007

1.           Please delete the section entitled “What are the Fund’s Fees and Expenses?” in its entirety and replace with the following:

WHAT ARE THE FUND’S FEES AND EXPENSES?

FEDERATED PENNSYLVANIA MUNICIPAL INCOME FUND

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Class A Shares and Class B Shares of the Fund.

Shareholder Fees	Class A	Class B
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	0.00%	5.50%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None
Exchange Fee	None	None

Annual Fund Operating Expenses (Before Waivers, Reimbursement and Reductions)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.40%	0.40%
Distribution (12b-1) Fee	0.05%[3]	0.75%
Other Expenses[4]	0.45%	0.45%
Total Annual Fund Operating Expenses[5]	0.90%	1.60%[6]
1The percentages shown have been restated and are based on anticipated expenses for the entire fiscal year ending August 31, 2008. However, the rate which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the Adviser, administrator and shareholder services provider expect to waive and/or reimburse certain amounts. In addition, the distributor and shareholder services provider expect not to charge certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending August 31, 2008.

Total Anticipated Waivers, Reimbursement and Reductions of Fund Expenses	0.15%	0.08%
Total Anticipated Annual Fund Operating Expenses (after anticipated waivers, reimbursement and reductions)[7]	0.75%	1.52%
2The Adviser expects to voluntarily waive a portion of the management fee. The Adviser can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.32% for the fiscal year ending August 31, 2008. The management fee paid by the Fund (after the voluntary waiver) was 0.32% for the fiscal year ended August 31, 2007.

3   The Board of Trustees approved an amendment to the distribution (12b-1) plan reducing the distribution (12b-1) fee for the Fund’s Class A Shares from 0.40% to 0.05% effective April 30, 2008.  The fee table represents the fees that would have been in place had this change occurred on September 1, 2007, the first day of the fiscal year ending August 31, 2008.  The Fund’s Class A Shares do not expect to pay or accrue the distribution (12b-1) fee for the fiscal year ending August 31, 2008. The Fund’s Class A Shares did not pay or accrue the distribution (12b-1) fee during the fiscal year ended August 31, 2007.

4   Includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services.  Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services.  Please see “Payments to Financial Intermediaries” herein. The administrator expects to voluntarily waive a portion of its fee. The administrator can terminate this anticipated voluntary waiver at any time. The shareholder services provider expects to voluntarily reimburse a portion of its fee for Class A Shares. The shareholder services provider can terminate this voluntary reimbursement at any time. In addition, the shareholder services provider expects not to charge, and therefore the Fund’s Class A Shares will not accrue, a portion of its fee. This anticipated reduction can be terminated at any time. Total other expenses paid by the Fund’s Class A Shares and Class B Shares (after the anticipated voluntary waiver, reimbursement and reduction) are expected to be 0.43% and 0.45%, respectively, for the fiscal year ending August 31, 2008. Total other expenses paid by the Fund’s Class A Shares and Class B Shares (after the voluntary reimbursement and reduction) were 0.50% and 0.52%, respectively, for the fiscal year ended August 31, 2007. Included in these amounts was 0.07% of interest and trust expenses related to the Fund’s participation in certain secondary inverse floaters. According to the Adviser, the Fund does not currently own secondary inverse floaters of the type the Adviser believes would require the Fund to incur and report trust and interest expenses related to the Fund’s participation in such secondary inverse floaters, and the Adviser currently does not intend for the Fund to acquire that type of secondary inverse floater structure (although the Fund is permitted to and may do so).

5   The Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses paid by the Fund’s Class A Shares and Class B Shares (after the voluntary waivers and reimbursements) will not exceed 0.75% and 1.52%, respectively, for the fiscal year ending August 31, 2008.  Although these actions are voluntary, the Adviser and its affiliates have agreed not to terminate these waivers and/or reimbursements until after October 31, 2008.

6   After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month.  Class A Shares pay lower operating expenses than Class B Shares.

7   Total Actual Annual Fund Operating Expenses paid by the Fund’s Class A Shares and Class B Shares (after voluntary waiver, reimbursement and reductions) were 0.82% and 1.59%, respectively, for the fiscal year ended August 31, 2007.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund’s Class A and Class B Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A and Class B Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund’s Class A and Class B Shares operating expenses are before waivers, reimbursement and reductions as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Class A:
Expenses assuming redemption	$538	$724	$926	$1,508
Expenses assuming no redemption	$538	$724	$926	$1,508
Class B:
Expenses assuming redemption	$713	$1,055	$1,421	$1,713
Expenses assuming no redemption	$163	$505	$871	$1,713

2.           Under the section entitled “Payments to Financial Intermediaries” please delete the subsection entitled “Rule 12b-1 Fees” in its entirety and replace with the following:

RULE 12b-1 FEES
The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees of up to 0.05% (Class A Shares) and 0.75% (Class B Shares) of average net assets to the Distributor for the sale, distribution, administration and customer servicing of the Fund’s Class A Shares and Class B Shares. When the Distributor receives Rule 12b-1 Fees, it may pay some or all of them to financial intermediaries whose customers purchase Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

3.           Please delete the section entitled “Appendix A: Hypothetical Investment and Expense Information” in its entirety and replace with the following:

Appendix A: Hypothetical Investment and Expense Information

The following charts provide additional hypothetical information about the effect of the Fund‘s expenses, including investment advisory fees and other Fund costs, on the Fund’s assumed returns over a 10-year period. Each chart shows the estimated expenses that would be incurred in respect of a hypothetical investment of $10,000, assuming a 5% return each year, and no redemption of Shares. Each chart also assumes that the Fund’s annual expense ratio stays the same throughout the 10-year period (except for Class B Shares, which convert to Class A Shares after you have held them for eight years) and that all dividends and distributions are reinvested. The annual expense ratios used in each chart are the same as stated in the “Fees and Expenses” table of this prospectus (and thus may not reflect any  fee waiver or expense reimbursement currently in effect). The maximum amount of any sales charge that might be imposed on the purchase of Shares (and deducted from the hypothetical initial investment of $10,000; the “Front-End Sales Charge”) is reflected in the “Hypothetical Expenses” column. The hypothetical investment information does not reflect the effect of charges (if any) normally applicable to redemptions of Shares (e.g., deferred sales charges, redemption fees). Mutual fund returns, as well as fees and expenses, may fluctuate over time, and your actual investment returns and total expenses may be higher or lower than those shown below.

FEDERATED PENNSYLVANIA MUNICIPAL INCOME FUND: CLASS A SHARES

ANNUAL EXPENSE RATIO: 0.90%

MAXIMUM FRONT-END SALES CHARGE: 4.50%
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$477.50	$10,027.50	$537.71	$9,941.55
2	$9,941.55	$497.08	$10,438.63	$91.31	$10,349.15
3	$10,349.15	$517.46	$10,866.61	$95.05	$10,773.47
4	$10,773.47	$538.67	$11,312.14	$98.95	$11,215.18
5	$11,215.18	$560.76	$11,775.94	$103.01	$11,675.00
6	$11,675.00	$583.75	$12,258.75	$107.23	$12,153.68
7	$12,153.68	$607.68	$12,761.36	$111.63	$12,651.98
8	$12,651.98	$632.60	$13,284.58	$116.20	$13,170.71
9	$13,170.71	$658.54	$13,829.25	$120.97	$13,710.71
10	$13,710.71	$685.54	$14,396.25	$125.93	$14,272.85
Cumulative		$5,759.58		$1,507.99

FEDERATED PENNSYLVANIA MUNICIPAL INCOME FUND: CLASS B SHARES

ANNUAL EXPENSE RATIO: 1.60%
MAXIMUM FRONT-END SALES CHARGE: NONE
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$162.72	$10,340.00
2	$10,340.00	$517.00	$10,857.00	$168.25	$10,691.56
3	$10,691.56	$534.58	$11,226.14	$173.97	$11,055.07
4	$11,055.07	$552.75	$11,607.82	$179.89	$11,430.94
5	$11,430.94	$571.55	$12,002.49	$186.00	$11,819.59
6	$11,819.59	$590.98	$12,410.57	$192.33	$12,221.46
7	$12,221.46	$611.07	$12,832.53	$198.87	$12,636.99
8	$12,636.99	$631.85	$13,268.84	$205.63	$13,066.65
Converts from Class B to Class A				Annual Expense Ratio: 0.90%
9	$13,066.65	$653.33	$13,719.98	$120.01	$13,602.38
10	$13,602.38	$680.12	$14,282.50	$124.93	$14,160.08
Cumulative		$5,843.23		$1,712.60

April 25, 2008

Cusip 313923708
Cusip 313923807
38333 (4/08)

FEDERATED MUNICIPAL HIGH YIELD ADVANTAGE FUND
A Portfolio of Federated Municipal Securities Income Trust

Class A Shares
Class B Shares
Class C Shares
Class F Shares

Supplement to Prospectus dated October 31, 2007

1.           Please delete the section entitled “What are the Fund’s Fees and Expenses?” in its entirety and replace with the following:

What are the Fund’s Fees and Expenses?

FEDERATED MUNICIPAL HIGH YIELD ADVANTAGE FUND
This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class A Shares, Class B Shares, Class C Shares and Class F Shares.

Shareholder Fees	Class A	Class B	Class C	Class F
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	None	None	1.00%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	0.00%	5.50%	1.00%	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None	None
Exchange Fee	None	None	None	None

Annual Fund Operating Expenses (Before Anticipated Waivers and Reductions)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.60%	0.60%	0.60%	0.60%
Distribution (12b-1) Fee	0.05%[3]	0.75%	0.75%	0.05%[3]
Other Expenses[4]	0.51%	0.51%	0.51%	0.51%
Interest and Trust Expenses 0.04%[5]
Other Operating Expense 0.47%[6]
Total Annual Fund Operating Expenses[7,9]	1.16%	1.86%[8]	1.86%	1.16%

Note: The percentages shown above have been rounded to the nearest 1/100th of a percent (i.e., 2 decimal places) to comply with applicable regulatory requirements. As discussed in Note 2 below, the Adviser has agreed to reduce its management fee to 0.3233%, a number rounded to the nearest 1/10,000th of a percent (i.e., four decimal places). To ensure consistent disclosure, the percentages used in Note 1 through Note 6 below have been rounded to the nearest 1/10,000th of a percent. For comparison purposes, the “Other Expenses” and “Total Annual Fund Operating Expenses” shown above are as follows when rounded to four decimal places:
Other Expenses[4]	0.5057%	0.5057%	0.5057%	0.5057%
Interest and Trust Expenses 0.0400%[5]
Other Operating Expense 0.4657%[6]
Total Annual Fund Operating Expenses[7,9]	1.1557%	1.8557%[8]	1.8557%	1.1557%

1The percentages shown have been restated and are based on anticipated expenses for the entire fiscal year ending August 31, 2008. However, the rate at which expenses are accrued during the fiscal year may not be constant, and at any particular point, may be greater or less than the stated average percentage. Although not obligated to do so (except as discussed in Note 2 with respect to management fees), the Adviser, administrator and distributor expect to waive certain amounts and the shareholder services provider expects not to charge a portion of its fee. These are shown below along with net expenses the Fund expects to pay for the fiscal year ending August 31, 2008.

Total Anticipated Waivers and Reductions of Fund Expenses	0.3327%	0.2789%	0.2813%	0.3345%
Total Anticipated Annual Fund Operating Expenses (after anticipated waivers and reductions)[9]	0.8230%	1.5768%	1.5744%	0.8212%

2Pursuant to a settlement with the New York Attorney General, the Adviser has agreed to waive the management fee in compliance with an Assurance of Discontinuance dated November 17, 2005. The net management fee was reduced to 0.3233% effective January 1, 2006 and may not be increased until December 31, 2010. Additionally, the Adviser may voluntarily waive a portion of its fee. The net management fee paid by the Fund (after the anticipated waiver) is expected to be 0.3233% for the fiscal year ending August 31, 2008. The total net management fee (after waivers) was 0.3233% for the fiscal year ended August 31, 2007.

3The Board of Trustees approved an amendment to the distribution (12b-1) plan reducing the distribution (12b-1) fee for the Fund’s Class A Shares and Class F Shares from 0.25% to 0.05% effective April 30, 2008.  The fee table represents the fees that would have been in place had this change occurred on September 1, 2007, the first day of the fiscal year ending August 31, 2008.  The Fund has no present intention of paying or accruing the distribution (12b-1) fee for Class A Shares and Class F Shares during the fiscal year ending August 31, 2008.  The Fund did not pay or accrue the distribution (12b-1) fee for Class A Shares and Class F Shares for the fiscal year ended August 31, 2007.

4 The total “Other Expenses” paid by the Fund’s Class A Shares, Class B Shares, Class C Shares and Class F Shares (after anticipated voluntary waivers and reduction) are expected to be 0.4997%, 0.5035%, 0.5011% and 0.4979%, respectively, for the fiscal year ending August 31, 2008. The total “Other Expenses” paid by the Fund’s Class A Shares, Class B Shares, Class C Shares and Class F Shares (after waivers and reduction) were 0.8290%, 0.8332%, 0.8291% and 0.8280%, respectively, for the fiscal year ended August 31, 2007.

5It is expected that “Other Expenses” will include 0.0400% of interest and trust expenses related to the Fund’s participation in certain secondary inverse floater structures for the fiscal year ending August 31, 2008. Other Expenses included 0.3700% of interest and trust expenses related to the Fund’s participation in certain secondary inverse floater structures for the fiscal year ended August 31, 2007.

6It is expected that “Other Expenses” will include 0.4657% of other operating expenses. This includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administration services. Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services. Please see “Payments to Financial Intermediaries” herein. The administrator expects to voluntarily waive a portion of its fee. The administrator can terminate this voluntary waiver at any time. Additionally, the shareholder services provider expects not to charge, and therefore the Fund will not accrue, a portion of its fee for the Fund’s Class A Shares, Class C Shares and Class F Shares. This reduction can be terminated at any time. Other Operating Expenses paid by the Fund’s Class A Shares, Class B Shares, Class C Shares and Class F Shares (after the anticipated voluntary waiver and reduction) are expected to be 0.4597%, 0.4635%, 0.4611% and 0.4579%, respectively, for the fiscal year ending August 31, 2008. Other Operating Expenses paid by the Fund’s Class A Shares, Class B Shares, Class C Shares and Class F Shares (after the voluntary waiver and reduction) were 0.4690%, 0.4732%, 0.4691% and 0.4680%, respectively, for the fiscal year ended August 31, 2007.

7The Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (excluding the interest and trust expenses referenced in Note 5 above) paid by the Fund’s Class A Shares, Class B Shares, Class C Shares and Class F Shares (after the voluntary waivers and reimbursements) will not exceed 0.7949%, 1.5449%, 1.5449% and 0.7949%, respectively, for the fiscal year ending August 31, 2008. Although these actions are voluntary, the Adviser and its affiliates have agreed not to terminate these waivers and/or reimbursements until after October 31, 2008.

8After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. Class A Shares pay lower operating expenses than Class B Shares.

9The Total Actual Annual Fund Operating Expenses (after waivers and reduction) paid by the Fund’s Class A Shares, Class B Shares, Class C Shares and Class F Shares were 1.1532%, 1.9074%, 1.9033% and 1.1522%, respectively, for the fiscal year ended August 31, 2007. Total Anticipated Annual Fund Operating Expenses for the Fund’s Class A Shares, Class B Shares, Class C Shares and Class F Shares for the fiscal year ending August 31, 2008 will also be higher than the expense caps discussed in Note 7 above, because the expense caps exclude interest and trust expenses related to the Fund’s participation in certain secondary inverse floater structures.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund’s Class A, Class B, Class C and Class F Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A, Class B, Class C and Class F Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund’s Class A, Class B, Class C and Class F Shares operating expenses are before anticipated waivers and reductions as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Class A:
Expenses assuming redemption	$562	$801	$1,057	$1,791
Expenses assuming no redemption	$562	$801	$1,057	$1,791
Class B:
Expenses assuming redemption	$738	$983	$1,204	$1,992
Expenses assuming no redemption	$188	$583	$1,004	$1,992
Class C:
Expenses assuming redemption	$288	$583	$1,004	$2,175
Expenses assuming no redemption	$188	$583	$1,004	$2,175
Class F:
Expenses assuming redemption	$317	$563	$730	$1,490
Expenses assuming no redemption	$217	$463	$730	$1,490

2.           Under the section entitled “Payments to Financial Intermediaries” please delete the subsection entitled “Rule 12b-1 Fees” in its entirety and replace with the following:

RULE 12b-1 FEES
The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees of up to 0.05% (Class A and F Shares) and 0.75% (Class B and C Shares) of average net assets to the Distributor for the sale, distribution, administration and customer servicing of the Fund’s Class A, Class B, Class C and Class F Shares. When the Distributor receives Rule 12b-1 Fees, it may pay some or all of them to financial intermediaries whose customers purchase Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

3.           Please delete the section entitled “Appendix A: Hypothetical Investment and Expense Information” in its entirety and replace with the following:

FEDERATED MUNICIPAL HIGH YIELD ADVANTAGE FUND: CLASS A SHARES

ANNUAL EXPENSE RATIO: 1.1557%

MAXIMUM FRONT-END SALES CHARGE: 4.50%
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$477.50	$10,027.50	$562.49	$9,917.13
2	$9,917.13	$495.86	$10,412.99	$116.82	$10,298.37
3	$10,298.37	$514.92	$10,813.29	$121.31	$10,694.27
4	$10,694.27	$534.71	$11,228.98	$125.97	$11,105.39
5	$11,105.39	$555.27	$11,660.66	$130.81	$11,532.31
6	$11,532.31	$576.62	$12,108.93	$135.84	$11,975.65
7	$11,975.65	$598.78	$12,574.43	$141.06	$12,436.03
8	$12,436.03	$621.80	$13,057.83	$146.49	$12,914.11
9	$12,914.11	$645.71	$13,559.82	$152.12	$13,410.57
10	$13,410.57	$670.53	$14,081.10	$157.97	$13,926.11
Cumulative		$5,691.70		$1,790.88

FEDERATED MUNICIPAL HIGH YIELD ADVANTAGE FUND: CLASS B SHARES

ANNUAL EXPENSE RATIO: 1.8557%

MAXIMUM FRONT-END SALES CHARGE: NONE
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$188.49	$10,314.43
2	$10,314.43	$515.72	$10,830.15	$194.41	$10,638.75
3	$10,638.75	$531.94	$11,170.69	$200.53	$10,973.26
4	$10,973.26	$548.66	$11,521.92	$206.83	$11,318.29
5	$11,318.29	$565.91	$11,884.20	$213.34	$11,674.17
6	$11,674.17	$583.71	$12,257.88	$220.04	$12,041.24
7	$12,041.24	$602.06	$12,643.30	$226.96	$12,419.85
8	$12,419.85	$620.99	$13,040.84	$234.10	$12,810.37
Converts from Class B to Class A				Annual Expense Ratio: 1.1557%
9	$12,810.37	$640.52	$13,450.89	$150.90	$13,302.84
10	$13,302.84	$665.14	$13,967.98	$156.70	$13,814.24
Cumulative		$5,774.65		$1,992.30

FEDERATED MUNICIPAL HIGH YIELD ADVANTAGE FUND: CLASS C SHARES

ANNUAL EXPENSE RATIO: 1.8557%

MAXIMUM FRONT-END SALES CHARGE: NONE
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$188.49	$10,314.43
2	$10,314.43	$515.72	$10,830.15	$194.41	$10,638.75
3	$10,638.75	$531.94	$11,170.69	$200.53	$10,973.26
4	$10,973.26	$548.66	$11,521.92	$206.83	$11,318.29
5	$11,318.29	$565.91	$11,884.20	$213.34	$11,674.17
6	$11,674.17	$583.71	$12,257.88	$220.04	$12,041.24
7	$12,041.24	$602.06	$12,643.30	$226.96	$12,419.85
8	$12,419.85	$620.99	$13,040.84	$234.10	$12,810.37
9	$12,810.37	$640.52	$13,450.89	$241.46	$13,213.17
10	$13,213.17	$660.66	$13,873.83	$249.05	$13,628.63
Cumulative		$5,770.17		$2,175.21

FEDERATED MUNICIPAL HIGH YIELD ADVANTAGE FUND: CLASS F SHARES

ANNUAL EXPENSE RATIO: 1.1557%

MAXIMUM FRONT-END SALES CHARGE: 1.00%
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$495.00	$10,395.00	$216.61	$10,280.59
2	$10,280.59	$514.03	$10,794.62	$121.10	$10,675.81
3	$10,675.81	$533.79	$11,209.60	$125.75	$11,086.22
4	$11,086.22	$554.31	$11,640.53	$130.59	$11,512.41
5	$11,512.41	$575.62	$12,088.03	$135.61	$11,954.98
6	$11,954.98	$597.75	$12,552.73	$140.82	$12,414.57
7	$12,414.57	$620.73	$13,035.30	$146.23	$12,891.82
8	$12,891.82	$644.59	$13,536.41	$151.85	$13,387.42
9	$13,387.42	$669.37	$14,056.79	$157.69	$13,902.07
10	$13,902.07	$695.10	$14,597.17	$163.75	$14,436.51
Cumulative		$5,900.29		$1,490.00

April 25, 2008

Cusip 313923864
Cusip 313923856
Cusip 313923849
Cusip 313923831
38336 (4/08)